STOCK-BASED COMPENSATION PLANS Schedule of restricted stock unit activity (Details) - Restricted Stock Units (RSUs) [Member] $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Number of RSUs
Outstanding at the beginning of the period (in shares)		1,046,275		876,741		745,974
Granted (in shares)		1,222,131		754,452		454,685
Vested (in shares)		(333,865)		(520,660)		(284,888)
Forfeited (in shares)		(118,782)		(64,258)		(39,030)
Outstanding at the end of the period (in shares)		1,815,759		1,046,275		876,741	745,974
Outstanding - vested and not settled (in shares)	165,409	165,409
Outstanding - unvested (in shares)	1,650,350	1,650,350
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | (per share)	$ 26.23	$ 19.24	$ 26.80	$ 21.31	$ 22.59	$ 16.81
Granted (in dollars per share) | (per share)	16.20	12.44	23.78	17.44	32.02	25.47
Vested (in dollars per share) | (per share)	23.71	18.22	25.69	18.84	22.86	18.18
Forfeited (in dollars per share) | (per share)	19.80	15.20	25.73	18.86	21.10	16.77
Outstanding at the end of the period (in dollars per share) | (per share)	$ 20.08	$ 15.42	$ 26.23	$ 19.24	$ 26.80	$ 21.31	$ 16.81
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period		2 years 3 months 18 days		2 years 7 months 6 days		2 years 1 month	2 years 1 month
Outstanding at the end of the period		2 years 3 months 18 days		2 years 7 months 6 days		2 years 1 month	2 years 1 month
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars) | $		$ 13,289		$ 17,919		$ 11,689
Vested (in dollars) | $		4,607		8,876		6,098
Outstanding at the end of the period (in dollars) | $		$ 17,310		$ 13,289		$ 17,919	$ 11,689